NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current Assets	$ 6,686	$ 4,896
Non-Current Assets	66,283	69,065
Current Liabilities	8,377	8,661
Non-Current Liabilities	39,038	38,909
Revenues	14,427	11,537	$ 8,885
Net income (loss) attributable to partnership	407	1,093	394
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	264	249
Non-Current Assets	4,821	4,961
Current Liabilities	690	316
Non-Current Liabilities	2,864	3,285
Non-Controlling Interest in Operating Subsidiaries	298	314
Partnership capital	1,233	1,295
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	737	668
Non-Current Assets	3,362	3,115
Current Liabilities	486	1,278
Non-Current Liabilities	3,034	2,028
Non-Controlling Interest in Operating Subsidiaries	460	389
Partnership capital	119	88
Revenues	1,314	1,074	942
Attributable to non-controlling interest, net income (loss)	506	361	309
Attributable to non-controlling interest, other comprehensive income (loss)	(2)	(87)	(399)
Net income (loss) attributable to partnership	225	150	116
Attributable to unitholders, other comprehensive income (loss)	(1)	(31)	(152)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Current Assets	209	219
Non-Current Assets	989	1,061
Current Liabilities	155	162
Non-Current Liabilities	535	522
Non-Controlling Interest in Operating Subsidiaries	442	512
Partnership capital	66	84
Revenues	901	862
Attributable to non-controlling interest, net income (loss)	47	34
Attributable to non-controlling interest, other comprehensive income (loss)	(23)	(101)
Net income (loss) attributable to partnership	10	8
Attributable to unitholders, other comprehensive income (loss)	(4)	(24)
North American residential infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	405	269
Non-Current Assets	5,096	4,583
Current Liabilities	483	466
Non-Current Liabilities	3,222	2,660
Non-Controlling Interest in Operating Subsidiaries	1,322	1,215
Partnership capital	474	511
Revenues			1,274
Attributable to non-controlling interest, net income (loss)			70
Attributable to non-controlling interest, other comprehensive income (loss)			(32)
Net income (loss) attributable to partnership			29
Attributable to unitholders, other comprehensive income (loss)			(14)
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Current Assets		104
Non-Current Assets		1,457
Current Liabilities		30
Non-Current Liabilities		902
Non-Controlling Interest in Operating Subsidiaries		436
Partnership capital		193
Revenues	224	90
Attributable to non-controlling interest, net income (loss)	67	22
Attributable to non-controlling interest, other comprehensive income (loss)	29	(6)
Net income (loss) attributable to partnership	21	10
Attributable to unitholders, other comprehensive income (loss)	22	(2)
North American residential infrastructure business
Disclosure of subsidiaries [line items]
Revenues	1,695	1,444
Attributable to non-controlling interest, net income (loss)	89	75
Attributable to non-controlling interest, other comprehensive income (loss)	23	43
Net income (loss) attributable to partnership	36	32
Attributable to unitholders, other comprehensive income (loss)	9	18
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	146	154
Non-Current Assets	1,718	2,015
Current Liabilities	308	287
Non-Current Liabilities	949	1,191
Non-Controlling Interest in Operating Subsidiaries	590	644
Partnership capital	17	47
Revenues	337
Attributable to non-controlling interest, net income (loss)	51
Attributable to non-controlling interest, other comprehensive income (loss)	(56)
Net income (loss) attributable to partnership	14
Attributable to unitholders, other comprehensive income (loss)	(15)
UK residential infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	26	5
Non-Current Assets	111	151
Current Liabilities	20	34
Non-Current Liabilities	5	5
Non-Controlling Interest in Operating Subsidiaries	95	99
Partnership capital	17	18
Revenues	84	2
Attributable to non-controlling interest, net income (loss)	(4)	0
Attributable to non-controlling interest, other comprehensive income (loss)	(11)	0
Net income (loss) attributable to partnership	(1)	0
Attributable to unitholders, other comprehensive income (loss)	(2)	0
European residential infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	43	24
Non-Current Assets	190	213
Current Liabilities	17	10
Non-Current Liabilities	71	78
Non-Controlling Interest in Operating Subsidiaries	128	132
Partnership capital	17	17
Revenues	106	89
Attributable to non-controlling interest, net income (loss)	(15)	(6)
Attributable to non-controlling interest, other comprehensive income (loss)	(7)	(8)
Net income (loss) attributable to partnership	(2)	(1)
Attributable to unitholders, other comprehensive income (loss)	(1)	(1)
North American rail operation
Disclosure of subsidiaries [line items]
Current Assets	675	564
Non-Current Assets	9,630	9,561
Current Liabilities	544	564
Non-Current Liabilities	4,856	4,930
Non-Controlling Interest in Operating Subsidiaries	4,422	4,173
Partnership capital	483	458
Revenues	2,253	2,157	1,974
Attributable to non-controlling interest, net income (loss)	196	208	86
Attributable to non-controlling interest, other comprehensive income (loss)	202	131	(153)
Net income (loss) attributable to partnership	23	24	11
Attributable to unitholders, other comprehensive income (loss)	21	13	(16)
U.K. ports operation
Disclosure of subsidiaries [line items]
Current Assets	106	55
Non-Current Assets	1,112	1,154
Current Liabilities	67	40
Non-Current Liabilities	833	779
Non-Controlling Interest in Operating Subsidiaries	129	159
Partnership capital	189	231
Revenues	272	274
Attributable to non-controlling interest, net income (loss)	6	17
Attributable to non-controlling interest, other comprehensive income (loss)	(15)	6
Net income (loss) attributable to partnership	8	24
Attributable to unitholders, other comprehensive income (loss)	(21)	9
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	237	262
Non-Current Assets	531	581
Current Liabilities	112	223
Non-Current Liabilities	284	180
Non-Controlling Interest in Operating Subsidiaries	265	316
Partnership capital	107	124
Revenues	458
Attributable to non-controlling interest, net income (loss)	(27)
Attributable to non-controlling interest, other comprehensive income (loss)	(21)
Net income (loss) attributable to partnership	(10)
Attributable to unitholders, other comprehensive income (loss)	(8)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Current Assets	127	98
Non-Current Assets	1,202	1,132
Current Liabilities	10	17
Non-Current Liabilities	616	561
Non-Controlling Interest in Operating Subsidiaries	584	541
Partnership capital	119	111
Revenues	111	96	81
Attributable to non-controlling interest, net income (loss)	15	6	7
Attributable to non-controlling interest, other comprehensive income (loss)	28	(57)	(54)
Net income (loss) attributable to partnership	3	1	1
Attributable to unitholders, other comprehensive income (loss)	6	(11)	(11)
Indian toll roads
Disclosure of subsidiaries [line items]
Current Assets	717	70
Non-Current Assets	0	732
Current Liabilities	478	166
Non-Current Liabilities	0	364
Non-Controlling Interest in Operating Subsidiaries	164	189
Partnership capital	75	83
Revenues	143	117	111
Attributable to non-controlling interest, net income (loss)	1	(25)	(24)
Attributable to non-controlling interest, other comprehensive income (loss)	(22)	(6)	(4)
Net income (loss) attributable to partnership	4	(9)	(8)
Attributable to unitholders, other comprehensive income (loss)	(11)	(3)	(2)
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Current Assets	577	441
Non-Current Assets	14,306	15,034
Current Liabilities	2,370	2,875
Non-Current Liabilities	7,342	7,283
Non-Controlling Interest in Operating Subsidiaries	2,496	2,413
Partnership capital	2,675	2,904
Revenues	3,150	906
Attributable to non-controlling interest, net income (loss)	115	59
Attributable to non-controlling interest, other comprehensive income (loss)	(163)	38
Net income (loss) attributable to partnership	160	65
Attributable to unitholders, other comprehensive income (loss)	(239)	30
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	539	258
Non-Current Assets	1,515	1,479
Current Liabilities	564	227
Non-Current Liabilities	452	662
Non-Controlling Interest in Operating Subsidiaries	633	525
Partnership capital	405	323
Revenues	246	371	143
Attributable to non-controlling interest, net income (loss)	64	95	(10)
Attributable to non-controlling interest, other comprehensive income (loss)	43	36	10
Net income (loss) attributable to partnership	45	65	(7)
Attributable to unitholders, other comprehensive income (loss)	38	22	6
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Current Assets	177	130
Non-Current Assets	3,633	3,932
Current Liabilities	97	96
Non-Current Liabilities	1,802	1,974
Non-Controlling Interest in Operating Subsidiaries	1,365	1,422
Partnership capital	546	570
Revenues	561	551	501
Attributable to non-controlling interest, net income (loss)	32	62	29
Attributable to non-controlling interest, other comprehensive income (loss)	(37)	52	(1)
Net income (loss) attributable to partnership	13	25	12
Attributable to unitholders, other comprehensive income (loss)	(15)	21	(1)
North American data center operation
Disclosure of subsidiaries [line items]
Current Assets	70	51
Non-Current Assets	1,528	1,401
Current Liabilities	151	86
Non-Current Liabilities	783	929
Non-Controlling Interest in Operating Subsidiaries	476	312
Partnership capital	188	125
Revenues	221	249	273
Attributable to non-controlling interest, net income (loss)	(75)	(33)	(32)
Attributable to non-controlling interest, other comprehensive income (loss)	28	13	(10)
Net income (loss) attributable to partnership	(30)	(13)	(13)
Attributable to unitholders, other comprehensive income (loss)	11	5	(4)
Australian data center operation
Disclosure of subsidiaries [line items]
Current Assets	15	28
Non-Current Assets	512	402
Current Liabilities	14	23
Non-Current Liabilities	160	119
Non-Controlling Interest in Operating Subsidiaries	252	206
Partnership capital	101	82
Revenues	22	23	24
Attributable to non-controlling interest, net income (loss)	3	3	4
Attributable to non-controlling interest, other comprehensive income (loss)	(9)	(8)	12
Net income (loss) attributable to partnership	2	1	1
Attributable to unitholders, other comprehensive income (loss)	(4)	(3)	5
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Current Assets	46	40
Non-Current Assets	940	880
Current Liabilities	243	190
Non-Current Liabilities	407	495
Non-Controlling Interest in Operating Subsidiaries	254	177
Partnership capital	82	58
Revenues	57	59
Attributable to non-controlling interest, net income (loss)	(5)	(19)
Attributable to non-controlling interest, other comprehensive income (loss)	(18)	(1)
Net income (loss) attributable to partnership	(2)	(6)
Attributable to unitholders, other comprehensive income (loss)	(5)	0
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Current Assets	294	306
Non-Current Assets	7,557	8,081
Current Liabilities	547	407
Non-Current Liabilities	5,988	6,034
Non-Controlling Interest in Operating Subsidiaries	914	1,443
Partnership capital	402	503
Revenues	1,398
Attributable to non-controlling interest, net income (loss)	(7)
Attributable to non-controlling interest, other comprehensive income (loss)	(201)
Net income (loss) attributable to partnership	2
Attributable to unitholders, other comprehensive income (loss)	(41)
U.S. fiber business
Disclosure of subsidiaries [line items]
Current Assets	7
Non-Current Assets	9
Current Liabilities	4
Non-Current Liabilities	0
Non-Controlling Interest in Operating Subsidiaries	9
Partnership capital	3
Revenues	0
Attributable to non-controlling interest, net income (loss)	(4)
Attributable to non-controlling interest, other comprehensive income (loss)	0
Net income (loss) attributable to partnership	(1)
Attributable to unitholders, other comprehensive income (loss)	0
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	1,126	746
Non-Current Assets	88	101
Current Liabilities	761	889
Non-Current Liabilities	3,483	2,470
Non-Controlling Interest in Operating Subsidiaries	22	41
Partnership capital	(3,052)	(2,553)
Revenues	6	5
Attributable to non-controlling interest, net income (loss)	(106)	742
Attributable to non-controlling interest, other comprehensive income (loss)	0	0
Net income (loss) attributable to partnership	(244)	450
Attributable to unitholders, other comprehensive income (loss)	300	194
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets	6,543	4,741
Non-Current Assets	58,850	62,026
Current Liabilities	8,121	8,386
Non-Current Liabilities	37,686	37,451
Non-Controlling Interest in Operating Subsidiaries	15,320	15,658
Partnership capital	4,266	5,272
Revenues	14,131	11,233	8,631
Attributable to non-controlling interest, net income (loss)	968	1,626	510
Attributable to non-controlling interest, other comprehensive income (loss)	(252)	24	(130)
Net income (loss) attributable to partnership	351	966	237
Attributable to unitholders, other comprehensive income (loss)	$ (38)	$ 257	$ 364